24. Financial results (Tables)	12 Months Ended
Dec. 31, 2017
Financial Results Tables
Schedule of financial results
	12/31/2017	12/31/2016	12/31/2015
Financial income
Income from derivatives	35,053	120,403	174,693
Income from short-term investments	119,863	152,656	178,147
Monetary variation	14,208	12,411	14,531
(-) Taxes on financial income (a)	(24,393)	(23,041)	(47,588)
Gain from the exchange offer	-	286,799	-
Interest income	18,245	4,651	8,539
Other	50,470	14,625	4,245
Total financial income	213,446	568,504	332,567

Financial expenses
Losses from derivatives	(40,770)	(277,183)	(124,536)
Interest on short and long-term debt	(727,285)	(787,661)	(885,947)
Bank charges and expenses	(61,711)	(96,515)	(60,760)
Monetary variation	(2,993)	(3,867)	(3,921)
Tender offer costs (b)	(53,041)	-	-
Other (c)	(164,661)	(106,338)	(253,727)
Total financial expenses	(1,050,461)	(1,271,564)	(1,328,891)

Exchange rate variation, net	(81,744)	1,367,937	(2,266,999)

Total	(918,759)	664,877	(3,263,323)